MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Disclosure Of Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 7: -	MARKETABLE SECURITIES
  Financial assets measured at fair value through profit and loss (see Note 14):
	December 31,
	2023	2022

Corporate bonds and government treasury notes	$-	$6,375